Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Additions to right-of-use assets	$ 0	$ 315	$ 0
Lease principal payments	$ 234	$ 199	$ 193
Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	12 months
Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease Term	5 years